Share-Based Payments (Details) - Stock Options - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Outstanding at January 1, 2019	1,706,431	1,853,391
Granted	14,325,000	0
Exercised	0	(136,961)
Expired	(83,333)	(9,999)
Forfeited	(976,667)	0
Outstanding at September 30, 2019	14,971,431	1,706,431	1,853,391
Vested and expected to be vested as of September 30, 2019	14,971,431	1,706,431
Options exercisable at September 30, 2019 (vested)	5,529,977	1,653,097
Weighted Average Exercise Price
Outstanding at January 1, 2019	$ 3.28	$ 3.2
Granted	1.98	0.00
Exercised	0.00	2.34
Expired	1.98	1.58
Forfeited	1.98	0.00
Outstanding at September 30, 2019	2.13	3.28	$ 3.2
Vested and expected to be vested as of September 30, 2019	2.13	3.28
Options exercisable at September 30, 2019 (vested)	$ 2.38	$ 3.33
Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1,, 2019	8 years 8 months 19 days	4 years 29 days	2 years 11 months 27 days
Granted	8 years 9 months
Outstanding at September 30,2019	8 years 8 months 19 days	4 years 29 days	2 years 11 months 27 days
Vested and expected to be vested as of September 30, 2019	8 years 8 months 19 days	4 years 29 days
Options exercisable at September 30, 2019 (vested)	7 years 6 months 18 days	3 years 11 months 9 days
Aggregated Intrinsic Value
Outstanding at January 1, 2019	$ 0	$ 0	$ 0.02
Vested and expected to be vested as of September 30, 2019	0	0
Options exercisable at September 30, 2019 (vested)	$ 0	$ 0